Supplemental Disclosures of Cash Flow Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Interest paid			$ 811,854	$ 366,491
Business Combinations:
Current Assets	$ 5,561,627		1,517,116	1,823,233
Property and equipment	7,131,697		6,931,020	7,213,185
Assumed liabilities	(23,194,425)		(8,079,346)	(8,458,151)
Goodwill	6,553,727		22,166	22,166
Financing:
Line of Credit				675,000
Promissory Note	714,286			1,025,000
Warrant liability	172,144
Additional Paid in Capital - common shares and warrants issued	442,014		$ 11,891	$ 11,891
Supplemental Disclosures [Member]
Interest paid	815,021	$ 413,018
Income tax paid
Business Combinations:
Current Assets	3,308,301
Property and equipment	206,612
Working capital adjustment receivable	554,636
Assumed liabilities	(4,668,977)
Goodwill	6,531,560
Cash acquired in acquisition of Goedeker	1,135,368
Financing:
Term Loan	1,500,000
Debt discount financing costs	(178,000)
Warrant feature upon issuance of term loan	(229,244)
Term loan, net	1,092,756
Line of Credit	754,682
Debt discount on line of credit	(128,682)
Issuance of common shares on promissory note	(137,500)
Line of Credit, net	488,500
Promissory Note	714,286
Promissory Note original issue and debt discount	(79,286)
Warrants issued in conjunction with notes payable	(292,673)
Promissory Note, net	342,327
9% Subordinated Promissory Note	4,700,000
Debt discount financing costs	(215,500)
9% Subordinated Promissory Note, net	4,484,500
Warrant liability	229,244
Additional Paid in Capital - common shares and warrants issued	430,173
Operating lease, ROU assets and liabilities	$ 3,325,558